Deferred Income Taxes (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Non-capital losses carried forward	$ 889	$ 711
Deferred tax liabilities
Book value over tax value of mineral properties	889	711
Net deferred tax assets	$ 0	$ 0